                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    A. Alex Porter
Address: c/o Porter, Felleman Inc.
         100 Park Avenue, Suite 2120
         New York, NY 10017



Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    A. Alex Porter
Title:   Principal
Phone:   212-689-1203

Signature, Place, and Date of Signing:


         /s/ A. Alex Porter      New York, NY          7/25/2000
              [Signature]        [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-                      Paul Orlin
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     138

Form 13F Information Table Value Total:     $220,866,500



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Paul Orlin

         [Repeat as necessary.]

                   Form 13F INFORMATION TABLE
                         March 31, 2000
   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
ADVANCE PARADIGM
 INC                             7491103        118,750    10,000  X              X              1               X
AMERICAN EAGLE
 OUTFITTERS INC                  2.55E+109    1,103,981    29,100  X              X              1               X
AES CORP                         00130H105    9,015,300   114,480  X              X              1               X
ALPINE GROUP INC                 20825105     4,836,600   837,400  X              X              1               X
ALLIED HOLDINGS
 INC                             19223106       351,500    59,200  X              X              1               X
AMERICAN FINANCIAL
 HLDGS INC                       26075101     1,930,000   160,000  X              X              1               X
ABERCROMBIE & FITCH
 CO-CL A                         2896208        600,000    37,500  X              X              1               X
AG SERVICES OF
 AMERICA INC.                    1250109        606,250    25,000  X              X              1               X
BAAN CO NV                       N08044104       69,954    12,100  X              X              1               X
BANK OF AMER CORP                60505104       760,344    14,500  X              X              1               X
BLUEFLY INC                      96227103       445,938    51,000  X              X              1               X
BURLINGTON NORTHERN
 SANTA FE                        12189T104      910,000    40,000  X              X              1               X
BUSINESS OBJECTS
 SA SPONSORED                    12328X107    1,791,000    18,000  X              X              1               X
BROADVISION INC                  111412102    2,059,763    45,900  X              X              1               X
COOPER CAMERON
 CORP                            216640102    1,337,500    20,000  X              X              1               X
CANADIAN
 NATURAL RESOURCES               136385101    3,041,735   115,000  X              X              1               X
COMDISCO INC                     200336105    3,794,750    86,000  X              X              1               X
CABLE DESIGN
 TECHNOLOGIES CORP               126924109      332,407     9,500  X              X              1               X
COMMERCE GROUP
 INC-MASS.                       200641108      428,812    14,536  X              X              1               X
CHESAPEAKE ENERGY
 CORP                            165167107       90,675    27,900  X              X              1               X
CINAR
 CORPORATION                     CINR         2,405,600   310,400  X              X              1               X
CLOSURE MEDICAL
 CORP                            189093107    1,052,625    40,100  X              X              1               X
CLOROX COMPANY                   189054109      627,000    19,000  X              X              1               X




CENTURA SOFTWARE
 CORP                            15640W103      195,938    19,000  X              X              1               X
CNS INC                          126136100      122,063    27,900  X              X              1               X
CENTRAL PARKING
 CORP                            154785109      660,000    33,000  X              X              1               X
CHOICEPOINT INC                  170388102    4,447,625   119,000  X              X              1               X
CARPENTER
 TECHNOLOGY CORP                 144285103    1,635,863    77,600  X              X              1               X
CUMMINS ENGINE CO
 INC                             231021106      901,500    24,000  X              X              1               X
CONVERGYS CORP                   212485106    3,288,157    85,000  X              X              1               X
COMMONWEALTH
 BANKSHARES INC-                 202736104      485,836    74,744  X              X              1               X
DAOU SYSTEMS INC                 237015102       45,500    13,000  X              X              1               X
DAW TECHNOLOGIES
 INC                             239220106       61,875    30,000  X              X              1               X
DANA CORP                        235811106      845,625    30,000  X              X              1               X
DOCUMENTUM INC                   256159104      390,000     5,000  X              X              1               X
DIAL CORP NEW                    25247D101    1,570,250   114,200  X              X              1               X
DIAMOND TECHNOLOGY
 PARTNERS                        252762109    1,864,013    28,350  X              X              1               X
EL PASO ELECTRIC
 CO NEW                          283677854    6,654,526   641,400  X              X              1               X
ELAN CORP PLC-ADR                284131208    3,819,000    80,400  X              X              1               X
EPITOPE INC                      294261102      112,500    12,000  X              X              1               X
EARTHSHELL CORP                  27032B100      400,125    97,000  X              X              1               X
EWMC
 INTERNATIONAL INC               268937109      706,104 1,128,863  X              X              1               X
EXCO RESOURCES
 INC NEW                         269279204      430,000    62,000  X              X              1               X
EXTREME NETWORKS
 INC                             30226D106      316,000     4,000  X              X              1               X
FASTENAL CO                      311900104    2,307,575    48,200  X              X              1               X
FLAMEL
 TECHNOLOGIES SA                 338488109      189,375    40,000  X              X              1               X
FIDELITY NATIONAL
 FINANCIAL                       316326107    1,077,376    78,000  X              X              1               X
GLOBAL TECH
 APPLIANCES INC                  G39320109      687,700   119,600  X              X              1               X
GARDENBURGER INC                 365476100      213,750    45,000  X              X              1               X
GENERAL ELECTRIC
 CO                              369604103    4,435,313    28,500  X              X              1               X
GENRAD INC                       372447102    2,079,000   168,000  X              X              1               X
GLIATECH INC                     37929C103      259,688    15,000  X              X              1               X
GENERAL MOTORS
 CORP                            370442105    3,643,750    44,000  X              X              1               X
GAP INC                          364760108    1,594,001    32,000  X              X              1               X
GREENPOINT
 FINANCIAL CORP                  395384100    2,977,113   151,700  X              X              1               X




GLOBALSTAR
 TELECOMMUNICATION               G3930H104      277,500    20,000  X              X              1               X
GENZYME CORP -
 TISSUE REPAIR                   372917401      172,250    26,000  X              X              1               X
HARMAN
 INTERNATIONAL                   413086109    1,212,000    20,200  X              X              1               X
HUDSON CITY
 BANCORP INC                     443683107    1,097,188    75,000  X              X              1               X
HONEYWELL INTL INC               438516106    1,238,157    23,500  X              X              1               X
HEIDRICK& STRUGGLES
 INTL INC                        422819102    2,455,495    67,900  X              X              1               X
HUMMINGBIRD LTD                  44544R101      562,250    13,000  X              X              1               X
INFORMIX CORP                    456779107      254,063    15,000  X              X              1               X
INTERNATIONAL HOME
 FOODS INC                       459655106      880,000    55,000  X              X              1               X
INTERACTIVE
 PICTURES CORP                   46059S101      278,763     8,214  X              X              1               X
IRON MOUNTAIN
 INC PA                          462846106      335,516     9,850  X              X              1               X
INTERIM SERVICES
 INC                             45868P100    2,270,194   122,300  X              X              1               X
INTELLIGROUP INC                 45816A106      238,000     8,000  X              X              1               X
I2 TECHOLOGIES INC               465754109      610,625     5,000  X              X              1               X
IT GROUP INC                     465266104      313,844    41,500  X              X              1               X
J P MORGAN & CO
 INC                             616880100      790,500     6,000  X              X              1               X
KIMCO REALTY CORP                49446R109    5,932,500   158,200  X              X              1               X
KING PHARMACEUTICALS
 INC                             KING           472,500    15,000  X              X              1               X
LERNOUT &
 HAUSPIE SPEECH                  B5628B104    2,011,100    18,200  X              X              1               X
LIFELINE SYSTEMS
 INC                             532192101      586,225    64,400  X              X              1               X
LIZ CLAIBORNE INC                539320101      641,475    14,000  X              X              1               X
LUCENT TECHNOLOGIES
 INC                             549463107      735,000    12,000  X              X              1               X
MIDDLEBY CORP                    596278101      596,500   105,000  X              X              1               X
MICHAELS STORES
 INC                             594087108    2,098,625    51,500  X              X              1               X
MILLER INDUSTRIES
 INC.                            600551105      200,019    52,700  X              X              1               X
MID ATLANTIC
 MEDICAL SERVICES                59523C107      272,875    29,500  X              X              1               X
MARCHFIRST INC                   566244109      956,960    26,815  X              X              1               X
MONTANA POWER CO                 612085100    4,480,000    70,000  X              X              1               X

NIKE INC-CL B                    654106103      594,375    15,000  X              X              1               X
NIAGARA MOHAWK
 HOLDINGS INC                    653520106    5,464,800   404,800  X              X              1               X




NEW FRONTIER MEDIA
 INC                             644398109      174,375    15,000  X              X              1               X
NU HORIZONS
 ELECTRONICS CORP                669908105    2,378,437   157,500  X              X              1               X
NEWELL RUBBERMAID
 INC COM                         651229106      694,750    28,000  X              X              1               X
OCEAN ENERGY INC
 TEX (NEW)                       6.75E+110      320,045    22,264  X              X              1               X
OGLEBAY NORTON CO                677007106    8,028,463   371,400  X              X              1               X
PMC COMMERCIAL
 TRUST-SBI                       693434102    1,736,788   172,600  X              X              1               X
P-COM INC                        PCMS         1,184,000    64,000  X              X              1               X
PEDIATRIX MEDICAL
 GROUP INC.                      705324101      160,225    22,100  X              X              1               X
PF CHANGS CHINA
 BISTRO                          69333Y108      944,063    28,500  X              X              1               X
PROVIDENT FINANCIAL
 GROUP INC                       743866105      398,531    11,700  X              X              1               X
PARK-OHIO HLDGS
 CORP                            700666100    2,457,813   231,500  X              X              1               X
POLYVISION CORP                  731805107      353,125   113,000  X              X              1               X
POTOMAC ELECTRIC
 POWER CO                        737679100    3,393,750   150,000  X              X              1               X
PRE-PAID LEGAL
 SERVICES INC                    740065107    3,933,594   132,500  X              X              1               X
PAYLESS SHOESOURCE
 INC.                            704379106    3,921,282    84,200  X              X              1               X
PER-SE TECHNOLOGIES
 INC                             713569209       85,728    14,592  X              X              1               X
PACIFIC SUNWEAR OF
 CALIFORNIA                      694873100      288,750     7,500  X              X              1               X
PUT NASDAQ 100
 SEP 3200 CBOE                   21799W0UT      464,188        35  X              X              1               X
SUNGLASS HUT
 INTERNATIONAL INC               86736F106      242,288    31,000  X              X              1               X
RESOURCE BANCSHARES
 MORTGAGI                        761197102      196,718    50,000  X              X              1               X
RIO ALTO
 EXPLORATION LTD                 766892103    1,531,071    87,000  X              X              1               X
RESEARCH IN MOTION
 LTD NEW                         760975102      234,300     2,200  X              X              1               X
SCM MICROSYSTEMS
 INC                             784018103    6,004,300    61,900  X              X              1               X
SEACOR HOLDING
 INC.                            811904101    9,708,300   160,800  X              X              1               X
SELECT COMFORT
 CORP                            81616X103       55,000    10,000  X              X              1               X
SEALED AIR CORP
 NEW                             81211K100    8,690,001   160,000  X              X              1               X
SLM HOLDING CORP                 78442a109    6,329,375   190,000  X              X              1               X




SUNRISE
 TECHNOLOGIES INC                86769L103      320,633    45,500  X              X              1               X
SUNRISE ASSISTED
 LIVING INC                      86768K106      132,500    10,000  X              X              1               X
SOFTNET SYSTEMS
 INC                             833964109    4,866,225   166,300  X              X              1               X
SOMERSET GROUP INC               834706103      650,796    35,906  X              X              1               X
SENSORMATIC
 ELECTRONICS CORP                817265101      224,375    10,000  X              X              1               X
SUMMIT TECHNOLOGY
 INC                             8.66E+105      371,844    40,750  X              X              1               X
SUNOCO INC                       86764P109    1,779,375    65,000  X              X              1               X
SMALLWORLDWIDE
 PLC                             83168P108      334,125    17,000  X              X              1               X
SCHWEITZER MAUDUIT
 INTL INC                        808541106    1,667,645   128,900  X              X              1               X
TALK.COM INC                     874264104      960,000    60,000  X              X              1               X
TELEDYNE
 TECHNOLOGIES INC                879360105      342,288    19,700  X              X              1               X
TECHNOLOGY
 SOLUTIONS CO                    87872T108      649,206    71,500  X              X              1               X
TREX INC                         89531P105      390,150    10,200  X              X              1               X
ULTIMATE
 ELECTRONICS INC                 903849107      595,000    27,200  X              X              1               X
UNITED SHIPPING &
 TECHNOLOGY                      911498103       75,313    27,200  X              X              1               X
U S PLASTIC LUMBER
 CORP                            902948108      444,000    48,000  X              X              1               X
UNITED STATIONERS
 INC                             913004107      756,575    21,200  X              X              1               X
UTS BLUE RIDGE
 REAL ESTATE CO                  96005103       325,763    35,700  X              X              1               X
VENTANA MEDICAL
 SYSTEM INC                      92276H106    4,638,338   107,400  X              X              1               X
VENTRO CORP                      922815105      877,688    15,500  X              X              1               X
VIVUS INC                        928551100      157,344    19,000  X              X              1               X
WOODHEAD INDUSTRIES
 INC                             979438108      665,282    38,500  X              X              1               X
WELLS FARGO & CO-
 NEW                             949746101      962,625    23,500  X              X              1               X
WILLIAMS COMPANIES
 INC                             969457100    6,195,188   141,000  X              X              1               X
ZORAN CORP                       98975F101      236,513     4,300  X              X              1               X
Z-TEL
 TECHNOLOGIES INC                988792107    4,181,525   114,700  X              X              1               X
                                 Total:     220,866,500







02903001.AA2

